ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Dec. 31, 2015
ALLOWANCE FOR DOUBTFUL ACCOUNTS.
ALLOWANCE FOR DOUBTFUL ACCOUNTS

3. ALLOWANCE FOR DOUBTFUL ACCOUNTS

An analysis of the allowance for doubtful accounts receivable for the years ended December 31, 2014 and 2015 is as follows:

	For the years ended December 31,
	2014	2015
Balance, beginning of the year	5,041,727	5,969,648
Provision for doubtful accounts	927,921	1,641,596

Balance, end of the year	5,969,648	7,611,244